Interests on Other Entities - Summary of Group's Major Joint Operations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concesionaria La Chira S.A. [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio CDEM [member]
Disclosure of joint operations [line items]
Percentage of interest		85.00%	85.00%
Consorcio Huacho Pativilca [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%	67.00%
Consorcio GyM Conciviles [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%	67.00%
Consorcio AMDP norte [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%		50.00%
Consorcio Chicama Ascope [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio Constructor Alto Cayma [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Energia y Vapor [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio Ermitano [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio GyM Sade Skanska [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio GyM-OSSA [member]
Disclosure of joint operations [line items]
Percentage of interest	100.00%	50.00%
Consorcio GyM-Stracon [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio HV GyM [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio La Chira [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Lima Actividades Comerciales Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Lima Actividades Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Menegua [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio para la Atencion y Mantenimiento de Ductos [member]
Disclosure of joint operations [line items]
Percentage of interest			40.00%
Consorcio Rio Mantaro [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio Rio Urubamba [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio TNT Vial y Vives - DSD Chile LTDA [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Constructora Incolur DSD Limitada [member]
Disclosure of joint operations [line items]
Percentage of interest		50.00%	50.00%
Consorcio Alto Cayma [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%	49.00%
Consorcio La Gloria [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%	49.00%
Consorcio Norte Pachacutec [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%	49.00%	49.00%
Consorcio Italo Peruano [member]
Disclosure of joint operations [line items]
Percentage of interest	48.00%	48.00%	48.00%
Consorcio Vial Quinua [member]
Disclosure of joint operations [line items]
Percentage of interest	46.00%	46.00%	46.00%
Consorcio Constructor Ductos del Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	29.00%	29.00%	29.00%
Consorcio Constructor Chavimochic [member]
Disclosure of joint operations [line items]
Percentage of interest	27.00%	27.00%	27.00%
Consorcio Vial ICAPAL [member]
Disclosure of joint operations [line items]
Percentage of interest	10.00%	10.00%	10.00%
Consorcio Inti Punku [member]
Disclosure of joint operations [line items]
Percentage of interest	49.00%
Consorcio Pasco [member]
Disclosure of joint operations [line items]
Percentage of interest	1.00%	1.00%
Consorcio Terminales [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Terminales del Peru [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Ancon-Pativilca [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%	67.00%
Consorcio Peruano de Conservacion [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	50.00%
Consorcio Manperan [member]
Disclosure of joint operations [line items]
Percentage of interest	67.00%	67.00%	67.00%
Consorcio Vial Sierra [member]
Disclosure of joint operations [line items]
Percentage of interest	50.00%	50.00%	100.00%
Consorcio Vial Ayahuaylas [member]
Disclosure of joint operations [line items]
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Vial Sullana [member]
Disclosure of joint operations [line items]
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Vial del Sur [member]
Disclosure of joint operations [line items]
Percentage of interest	99.00%	99.00%	99.00%
Consorcio Obras Viales [member]
Disclosure of joint operations [line items]
Percentage of interest	99.00%	99.00%
Consorcio vial la concordia [member]
Disclosure of joint operations [line items]
Percentage of interest	88.00%	88.00%	88.00%
Consorcio GMI Haskoningdhv [Member]
Disclosure of joint operations [line items]
Percentage of interest	70.00%	70.00%	70.00%
Consorcio Supervisor Ilo [member]
Disclosure of joint operations [line items]
Percentage of interest	55.00%	55.00%	55.00%
Consorcio Poyry-GMI [member]
Disclosure of joint operations [line items]
Percentage of interest	40.00%	40.00%	40.00%
Consorcio Internacional Supervision Valle Sagrado [member]
Disclosure of joint operations [line items]
Percentage of interest	33.00%	33.00%	33.00%
Consorcio Ecotec GMI PIM [member]
Disclosure of joint operations [line items]
Percentage of interest	30.00%	30.00%	30.00%
Consorcio Ribereo Chinchaycamac [member]
Disclosure of joint operations [line items]
Percentage of interest	40.00%	40.00%
Consorcio Supervisor GRH [member]
Disclosure of joint operations [line items]
Percentage of interest	64.00%
Consorcio Ecotec GMI [member]
Disclosure of joint operations [line items]
Percentage of interest	20.00%